Finance income - Summary of finance income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
Interest income	€ 7,683	€ 5,250	€ 5,179
Other finance income	5,165		118
Total	€ 12,848	€ 5,250	€ 5,297